                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

     or fiscal year ending:      12  /  31  /  01    (b)
                               --------------------

Is this a transition report? (Y/N)      N
                                    --------------

Is this an amendment to a previous filing? (Y/N)    N
                                                  ----------

Those items or sub-items with a box "[_] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.     Registrant Name:   Separate Account VA G

     B.     File Number: 811-10051

     C.     Telephone Number:   319-297-8121


2.   A.     Street: 4333 Edgewood Road N.E.

     B.     City:   Cedar Rapids    C. State:  IA   D. Zip Code:  52499   Zip Ext: 0001

     E.     Foreign Country:                         Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)       Y
                                                              ------------------


4.  Is this the last filing on this form by Registrant? (Y/N)       N
                                                             -------------------


5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                   -------------
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)       Y
                                                      --------------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N)_____________ [If answer is "N" (No), go to item 8.]


    B. How many separate series or portfolios did Registrant have at the end of the period?_________________________________________________________________

                                                         If filing more than one
                                                           Page 47, "X" box: [_]

For period ending   12/31/2001
                  ------------

File number 811-10051
                --------------


UNIT INVESTMENT TRUSTS

111. A.   [_]  Depositor Name:               Transamerica Occidental Life Insurance Company
                              ------------------------------------------------------------------------------------------------------

     B.   [_]  File Number (If any):_____________________________________________

     C.   [_]  City:  Cedar Rapids    State:           IA                        Zip Code:  52499  Zip Ext.: 0001
                    ----------------        -------------------------------------         --------          ------------------------

          [_]  Foreign Country:__________________________________________________Foreign Postal Code:_______________________________

111. A.   [_]  Depositor Name:______________________________________________________________________________________________________

     B.   [_]  File Number (If any):_____________________________________________

     C.   [_]  City:_________________ State:_____________________________________Zip Code:________________ Zip Ext.:________________

          [_]  Foreign Country:__________________________________________________Foreign Postal Code:___________________


112. A.   [_]  Sponsor Name:    Transamerica Occidental Life Insurance Company
                             -------------------------------------------------------------------------------------------------------

     B.   [_]  File Number (If any):_____________________________________________

     C.   [_]  City:  Cedar Rapids    State:           IA                        Zip Code:  52499          Zip Ext.: 0001
                    ----------------        -------------------------------------         -----------------         ----------------

          [_]  Foreign Country:__________________________________________________Foreign Postal Code:_______________________________


112. A.   [_]  Sponsor Name:________________________________________________________________________________________________________

     B.   [_]  File Number (If any):_____________________________________________

     C.   [_]  City:_________________State:______________________________________Zip Code:________________Zip Ext.:_________________

          [_]  Foreign Country:__________________________________________________Foreign Postal Code:_______________________________

                                                         If filing more than one
                                                           Page 48, "X" box: [_]
For period ending:   12/31/2001
                    --------------

File number 811-  10051
                ------------------

113.     A.  [_]    Trustee Name:       N/A
                                 ---------------------------------------------------------------------------------------------------

         B.  [_]    City:_____________________State:____________Zip Code:___________________Zip Ext.:_______________________________

             [_]    Foreign Country:____________________________Foreign Postal Code:___________________________


113.     A.  [_]    Trustee Name:___________________________________________________________________________________________________

         B.  [_]    City:______________________State:___________Zip Code:____________________Zip Ext.:______________________________

             [_]    Foreign Country:____________________________Foreign Postal Code:___________________________


114.     A.  [_]    Principal Underwriter Name:          AFSG Securities Corporation
                                               -------------------------------------------------------------------------------------

         B.  [_]    File Number 8- 36562
                                   -----------------------------

         C.  [_]    City:  Cedar Rapids        State:   IA      Zip Code:        52499       Zip Ext.:  0001
                         ---------------------       ----------          --------------------         ------------------------------

             [_]    Foreign Country:____________________________Foreign Postal Code:____________________________


114.     A.  [_]    Principal Underwriter Name:_____________________________________________________________________________________

         B.  [_]    File Number 8-_____________

         C.  [_]    City:______________________State:___________Zip Code:____________________Zip Ext.:______________________________

             [_]    Foreign Country:_____________________________Foreign Postal Code:__________________


115.     A.  [_]    Independent Public Accountant Name:  Ernst & Young, LLP
                                                       -----------------------------------------------------------------------------

         B.  [_]    City:  Des Moines          State:   IA       Zip Code:       50309        Zip Ext.:_____________________________
                         ----------------------      -----------         --------------------

             [_]    Foreign Country:____________________________Foreign Postal Code:__________________


115.     A.  [_]    Independent Public Accountant Name:_____________________________________________________________________________

         B.  [_]    City:______________________State:___________Zip Code:____________________Zip Ext.:______________________________

             [_]    Foreign Country:____________________________Foreign Postal Code:________________________________________________

                                                         If filing more than one
                                                           Page 49, "X" box: [_]
For period ending   12/31/2001
                  --------------------

File number 811-  10051
                ----------------------


116. Family of investment companies information:

     A. [_]  Is Registrant part of a family of investment companies? (Y/N)  N
                                                                          ------
                                                                             Y/N
     B. [_] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [_]  Is Registrant a separate account of an insurance company? (Y/N) Y
                                                                            ----
                                                                             Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

        B.   [_]   Variable annuity contracts? (Y/N)                     Y
                                                    ----------------------------
                                                                             Y/N

        C.   [_]   Scheduled premium variable life contracts? (Y/N)      N
                                                                   -------------
                                                                             Y/N

        D.   [_]   Flexible premium variable life contracts? (Y/N)       N
                                                                  --------------
                                                                             Y/N

        E.   [_]   Other types of insurance products registered under the
                   Securities Act of 1933? (Y/N)                         N
                                                --------------------------------
                                                                             Y/N

118.    [_]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933  1
                                                                       ---------

119.    [_]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
             period                                                      1
                   -------------------------------------------------------------

120.    [_]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
             omitted)                                                  $ 0
                     -----------------------------------------------------------

121.    [_]  State the number of series for which a current prospectus was in
             existence at the end of the period.                         1
                                                --------------------------------

122.    [_]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
             period                                                      1
                   -------------------------------------------------------------

                                                         If filing more than one
                                                           Page 50, "X" box: [_]


For period ending  12/31/2001
                  ------------

File number        811-10051
                       -------

123.    [_]  State the total value of the additional units considered in
             answering item 122 ($000's) omitted.                          $ 0
                                                    ----------------------------

124.    [_]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
             in the subsequent series) ($000's omitted)                    $
                                                       -------------------------

125.    [_]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
             sale of units of all series of Registrant ($000's omitted)    $
                                                                       ---------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
             series.) ($000's omitted)                                     $
                                      ------------------------------------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if
             any):                                                         $
                    ------------------------------------------------------------



                                                                               Total Assets
                                                                 Number of       ($000's           Total Income
                                                                   Series        -------           Distributions
                                                                 Investing       omitted)         ($000's omitted)
                                                                 ---------       --------         ----------------
A.     U.S. Treasury direct issue                                ________      $____________        $____________

B.     U.S. Government agency                                    ________      $____________        $____________

C.     State and municipal tax-free                              ________      $____________        $____________

D.     Public utility debt                                       ________      $____________        $____________

E.     Brokers or dealers debt or
       debt of brokers' or dealers' parent                       ________      $____________        $____________

F.     All other corporate intermed. & long-term debt            ________      $____________        $____________

G.     All other corporate short-term debt                       ________      $____________        $____________

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers                          ________      $____________        $____________

I.     Investment company equity securities                          1         $0                   $0
                                                                 --------       ------------         ------------
J.     All other equity securities                               ________      $____________        $____________

K.     Other securities                                          ________      $____________        $____________

L.     Total assets of all series of registrant                       1        $0                   $0
                                                                ---------       ------------         ------------

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending  12/31/2001
                  -------------

File number        811-10051
                  -------------

128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer? (Y/N)   N
                       ---------------------------------------------------------
                                                                             Y/N

          [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_________________________________________________
                                                                             Y/N

          [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)________________________________________
                                                                             Y/N

131. [_] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $0
                                           -------------------------------------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

          811-         811-         811-          811-          811-

FORM N-SAR  - SEPARATE ACCOUNT VA G,
A SEPARATE ACCOUNT OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
FILE NO. 811-10051

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 25th day of February, 2002.



                                      TRANSAMERICA OCCIDENTAL
                                      LIFE INSURANCE COMPANY

                                      By:  /s/ Ronald L. Ziegler
                                           ---------------------------------
                                           Ronald L. Ziegler
                                           Vice President and Actuary


Witness:


/s/ Frank A. Camp
-----------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Occidental Life Insurance Company